Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42737
Entity Registrant Name	Almonty Industries Inc.
Entity Central Index Key	0001670061
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	100 King Street West
Entity Address, Address Line Two	Suite 5700
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5X 1C7
City Area Code	(647
Local Phone Number	438-9766
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	ALM
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	262,776,228
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Zeifmans LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	1149
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System